CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized	50,000,000	50,000,000	50,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized	300,000,000	300,000,000	300,000,000
Common stock, issued	65,805,432	64,961,256	65,257,954
Common stock, outstanding	65,805,432	64,961,256	65,257,954
Due to related parties (in usd)	$ 676	$ 541	$ 1,753